PREPAYMENTS AND OTHER CURRENT ASSETS - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Accrued impairment	¥ 1,112,890	$ 156,747	¥ 0
Impairment	¥ 114,122,430		¥ 0	$ 16,073,808